Lease	12 Months Ended
Sep. 30, 2023
Lease [Abstract]
LEASE

7. LEASE

The Predecessor and Successor’s leasing activities primarily consist of offices leased from a related party and third party which are operating lease and lease of vehicle from third party which is finance lease. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Predecessor and Successor’s has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

As of September 30, 2022 and 2023, the finance lease’s weighted average remaining lease term was 3.17 years and 2.17 years. As of September 30, 2022 and 2023, the weighted average discount rate was 4.46% and 4.46%, respectively.

	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
Right-of -use asset-finance lease
Motor vehicle	590,215	590,215	75,371
Accumulated amortization	(174,879)	(423,499)	(54,081)
Right-of -use asset-finance lease, net	415,336	166,716	21,290
Lease liabilities – finance lease, current portion	111,738	116,834	14,920
Lease liabilities – finance lease, non-current portion	259,897	143,057	18,268
Total finance lease liabilities	371,635	259,891	33,188

The components of lease costs were as follows:

	(Predecessor)			(Successor)
	For the year ended September 30,	For the year ended September 30,	From October 1, 2022 to October 11,	From October 12, 2022 to September 30,
	2021	2022	2022	2023
	HK$	HK$	HK$	HK$	US$
Operating lease costs(i)	364,615	151,923	—	460,800	58,844
Finance lease costs
Amortization of finance lease asset	43,720	131,159	—	248,620	31,749
Interest on lease liability	7,442	19,191	—	14,316	1,828
Total finance lease costs	51,162	150,350	—	262,936	33,577

(i)	Excluding cost of short-term contracts. The Predecessor and Successor also have another lease agreement with one year term, for which the 2025 elected to not recognize right-of-use assets on balance sheet and expensed on straight-line method. The lease term was commenced from March 1, 2022 with monthly lease expense of HK$38,400. Short-term lease costs for the years ended September 30, 2021, 2022 and 2023 were HK$0, HK$268,800 and HK$460,800, respectively, which were charged to general and administrative expenses.

Finance lease costs were recorded as general and administrative expenses and interest expenses. The operating lease expenses were charged to general and administrative expenses. No lease costs for operating and finance leases were capitalized.

Future lease payments under lease liabilities as of September 30 were as follows:

	Operating leases		Finance leases
	HK$	US$	HK$	US$
Period ended September 30,
2024	—	—	126,060	16,098
2025	—	—	126,060	16,098
2026	—	—	21,020	2,684
Total future lease payments	—	—	273,140	34,880
Less: Imputed interest	—	—	(13,249)	(1,692)
Total lease liabilities balance	—	—	259,891	33,188